FINANCIAL RISK MANAGEMENT - MARKET RISK - FOREIGN CURRENCY RISK (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	¥ 595,862,000	¥ 244,904,000
Foreign exchange gains/losses on translation of HKD-denominated cash in banks	(1,452,000)	2,592,000	¥ 1,044,000
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency denominated monetary assets	27,032,000	89,613,000
Currency risk [member] | HKD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	27,003,000	88,892,000
Other receivables	¥ 0	713,000
Increase (decrease) of exchange rate	5.00%
Foreign exchange gains/losses on translation of HKD-denominated cash in banks	¥ 1,008,000	3,360,000
Currency risk [member] | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	¥ 29,000	¥ 8,000